S000082197 [Member] Investment Strategy - iShares LifePath Retirement ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Retirement Fund allocates and reallocates its assets among a combination of Underlying Funds in proportions based on its own investment strategy.
The Retirement Fund is an exchange-traded fund (“ETF”) and does not seek to replicate the performance of a specified index and may have a higher degree of portfolio turnover than such index funds.
The Retirement Fund is one of a group of funds referred to as the “LifePath ETFs,” each of which seeks to provide for retirement outcomes based on quantitatively measured risk that investors on average may be willing to accept given a particular time horizon.
BFA employs a multi-dimensional approach to assess risk for the Retirement Fund and to determine the Retirement Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Under normal circumstances, the Fund intends to invest primarily in affiliated ETFs.
The Retirement Fund will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom model benchmark, the Retirement Custom Benchmark. BFA will not publish the Retirement Custom Benchmark but will apply a proprietary model to monitor performance of the Fund. The Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets in the future. As of July 31, 2025, the Retirement Fund holds approximately 39.57% of its assets in Underlying Funds that seek to track particular equity indexes, approximately 58.60% of its assets in Underlying Funds that seek to track particular fixed-income indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.
As of July 31, 2025, the Fund invests in the iShares 0-5 Year TIPS Bond ETF, iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF, iShares 10+ Year Investment Grade Corporate Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares Core MSCI Emerging Markets ETF, iShares Core MSCI International Developed Markets ETF, iShares Core U.S. REIT ETF, iShares Global Infrastructure ETF, iShares MBS ETF, iShares Russell 1000 ETF, iShares Russell 2000 ETF, iShares U.S. Treasury Bond ETF and money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”). Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed-income or money market funds and a brief description of their investment objectives and primary investment strategies.
Certain Underlying Funds may invest in real estate investment Trusts (“REITs”), foreign securities, emerging market securities, high yield bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or commodity, an interest rate or an index, when seeking to match the performance of a particular market index. The Fund and certain Underlying Funds may also lend securities with a value up to one-third of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
The Fund’s selection of Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including large cap, mid cap, small cap and emerging growth), region (including domestic and international (including emerging markets)) or other factors. The Fund’s selection of Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. Though BFA seeks to diversify the Fund, certain Underlying Funds may concentrate their investments in specific sectors or geographic regions or countries. The percentage allocation to the various styles of equity and fixed-income Underlying Funds is determined at the discretion of the investment team and can be changed to reflect the current market environment. Because the Fund is in its most conservative phase, its allocation generally does not de-risk over time, although its allocation may change to maintain the Fund’s risk profile.